Fees Summary	Jan. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,750,000,000
Previously Paid Amount	131,650
Total Fee Amount	246,475
Total Offset Amount	0
Net Fee	$ 114,825